Fair value measurement - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value measurement of assets [line items]
Milestone payment discount rate	20.00%	15.00%
Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
Milestone payment discount rate	57.00%
Top of range [member]
Disclosure of fair value measurement of assets [line items]
Milestone payment discount rate	60.00%